MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 322,207	$ 385,429
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	149,173	156,998
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	3,292	4,413
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	10,337	13,143
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	24,353	28,453
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	8,488	7,626
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 126,564	$ 174,796